LOANS AND SERVICING (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Loans modified and classified as troubled debt restructures
Number of Contracts	3	1
Pre-modification outstanding recorded investment	$ 2,837,000	$ 312,000
Post-modification outstanding in recorded investment	2,906,000	315,000
Commitments to lend additiional funds to borrowers with modified loans	0
Number of TDR contracts that subsequently defaulted	0	1
TDR's that subsequently defaulted, recorded investment		313,000
Home equity loans and lines of credit
Loans modified and classified as troubled debt restructures
Number of Contracts	1
Post-modification outstanding in recorded investment	34,000
Loan loss recovery attributable to refinancing of the first mortgage	133,000
Commercial real estate
Loans modified and classified as troubled debt restructures
Number of Contracts	1	1
Pre-modification outstanding recorded investment	2,105,000	312,000
Post-modification outstanding in recorded investment	2,105,000	315,000
Interest payment period of modified loans	1 year
One-to-four family, construction loans
Loans modified and classified as troubled debt restructures
Number of Contracts	1
Pre-modification outstanding recorded investment	732,000
Post-modification outstanding in recorded investment	767,000
Additional funds to complete the project and allow time for the sale of the property	$ 35,000